Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	¥ (76,650)	$ (12,027)	¥ 75,810	¥ (25,758)
Net cash used in investing activities	26,442	4,150	(144,415)	(88,966)
Net cash (used in) / provided by financing activities	(54,520)	(8,556)	315	(33,883)
Effect of exchange rate changes	3,080	483	(7,054)	3,504
Net decrease in cash and cash equivalents and restricted cash	(101,648)	(15,950)	(75,344)	(145,103)
Cash, cash equivalents and restricted cash at the beginning of year	356,230	55,900	431,574	576,677
Cash, cash equivalents and restricted cash at the end of year	254,582	39,950	356,230	431,574
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	(24,383)	(3,826)	(17,412)	15,273
Net cash used in investing activities	(4,859)	(762)	(6,525)	(95,412)
Net cash (used in) / provided by financing activities	(54,520)	(8,555)	5,257	(33,845)
Effect of exchange rate changes	4,361	683	(3,686)	(9,763)
Net decrease in cash and cash equivalents and restricted cash	(79,401)	(12,460)	(22,366)	(123,747)
Cash, cash equivalents and restricted cash at the beginning of year	92,123	14,456	114,489	238,236
Cash, cash equivalents and restricted cash at the end of year	¥ 12,722	$ 1,996	¥ 92,123	¥ 114,489